Tax Effects of Comprehensive Loss (Details) (USD $)	1 Months Ended	10 Months Ended	12 Months Ended											142 Months Ended
	Dec. 31, 2012	Dec. 31, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012
Unrealized holding gains/losses			$ (7,413)	$ 39,674
Net loss	(22,638,122)	(16,045)	(4,172,767)	(3,888,629)	(4,691,054)	(3,248,652)	(4,115,927)	(2,243,271)	(95,279)	(54,025)	(51,000)	(32,516)	(49,313)	(22,658,478)
Unrealized (loss) gain on investments, net of tax			(4,817)	25,787										20,356
Comprehensive Loss			$ (4,177,584)	$ (3,862,842)										$ (22,638,122)